12. Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
12. Stock-based Compensation

Note 12. Stock-based Compensation

Warrants

As of June 30, 2016 and December 31, 2015, the Company had fully-vested warrants to the Company’s independent board member to purchase up to two hundred and fifty thousand (250,000) shares of common stock.

Options

In addition to the warrants as described above, the Company’s independent board member shall be eligible to receive options for 400,000 shares of common stock under the Company’s incentive plan, as and when duly approved by the Board of Directors.

Stock Issuable in Compensation for Professional Services

From time to time, the Company enters into agreements whereby a professional service provider will be compensated for services rendered to the Company by shares of common stock in lieu of cash.

On March 1, 2016, the Company retained Brian Johnson as a consultant for an initial term of three months until May 31, 2016, and agreed to pay Mr. Johnson 10,000 shares of its restricted common stock per month for the three-month term payable on May 31, 2016, subject to adjustment for actual hours of service rendered. On June 1, 2016, the Company and Mr. Johnson agreed to an extension of the consulting engagement for an additional one-month term, ending on June 30, 2016. Mr. Johnson provided additional services and upon the termination of the engagement on June 30, 2016, the Company agreed to issue Mr. Johnson 87,600 shares of common stock as a final payment for services rendered from inception through June 30, 2016 at a value of $9,198 (See Note 11). . As of the date of this filing the shares have not been issued.

Note 12. Stock-based Compensation

During the years ended December 31, 2015 and December 31, 2014, the Company recorded a total of $319,187 and $3,370,128, respectively, of stock-based compensation expense, which was the result of the following activity:

Restricted Shares

From time to time, the Company grants certain employees restricted shares of its common stock to provide further compensation in-lieu of wages and to align the employee’s interests with the interests of its stockholders. Because vesting is based on continued employment, these equity-based incentives are also intended to attract, retain and motivate personnel upon whose judgment, initiative and effort the Company’s success is largely dependent.

The following table summarizes the Company’s restricted share award activity during the year ended December 31, 2015:

	Restricted Shares	Weighted Average
	Common Stock	Grant Date Fair Value
Outstanding unvested at December 31, 2014	—	$—
Granted	150,000	0.94
Vested restricted shares	—	—
Forfeited	—	—
Outstanding unvested at December 31, 2015	150,000	0.94
Granted	164,981	0.21
Vested restricted shares	(100,000)	0.94
Forfeited	(50,000)	0.94
Outstanding unvested at December 31, 2015	164,981	$0.94

During the year ended December 31, 2015, the Company granted 164,981 restricted shares and recognized $124,099 in associated employee stock-based compensation expense. There were 150,000 restricted shares granted as of December 31, 2014 and recognized $40,903 in associated employee stock-based compensation expense. The fair value of restricted stock units is determined based on the quoted closing price of the Company’s common stock on the date of grant.

Warrants

In connection with his appointment to the Company’s board of directors, the Company granted its independent board member, Vincent “Tripp” Keber, warrants to purchase up to two hundred and fifty thousand (250,000) shares of common stock at an exercise price of sixty-three cents ($0.63) per share, exercisable within five (5) years of the date of issuance on November 19, 2014. Additionally, Mr. Keber shall be eligible to receive options for 400,000 shares of common stock under the Company’s incentive plan, as and when duly approved by the Board of Directors.

The Company uses the Black-Scholes valuation model to determine the fair value of warrants as of the grant date. Assumptions used in this calculation for the warrant award to purchase 250,000 shares of common stock include expected volatility of 160.7%, based on an average of historical data of the Company’s stock price and the stock prices of three comparable companies that are also included in the marijuana index, a risk-free rate of 1.62%, based on U.S. Treasury yields as published by the Federal Reserve, a dividend yield of 0.0%, as the Company has not historically paid dividends nor does it have any plans to do so in the foreseeable future, and an expected term of five years. The grant date fair value of the warrants, as calculated based on these assumptions, was $0.59 per share.

During 2015 and 2014, the Company had the following warrant activity:

	Common Stock Warrants	Weighted Average Grant Date Fair Value
Outstanding unvested at December 31, 2013	—	$—
Granted	250,000	0.59
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2014	250,000	0.59
Granted	—	—
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2015	250,000	$0.59
Vested at December 31, 2015	250,000	$0.59
Unvested at December 31, 2015	—	$—

Compensation expense associated with warrants was $146,551 for the year ended December 31, 2014 and is reflected on the consolidated statement of operations as a component of general and administrative expenses. No warrants were issued or outstanding during 2015, and accordingly, there was no compensation expense associated with warrants for the year ended December 31, 2015.

As of December 31, 2015, as the exercise price per share exceeded the price per share of our common shares. There was no aggregate intrinsic value of outstanding warrants.